Related Party Transactions (Details) - Schedule of amounts due to the related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party	$ 19,759	$ 52,308
Yunnan Three Three One Education Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 16,735
Relationship with the group	Entity significantly influenced by Mr. Zhang
Related party note	Other payables, interest free and payment on demand.
Zhang Shaodong [Member]
Related Party Transaction [Line Items]
Related party	$ 1,374
Relationship with the group	Mr. Zhang’s immediate family member
Related party note	Other payables, interest free and payment on demand.
Employee reimbursement payable [Member]
Related Party Transaction [Line Items]
Related party	$ 1,487
Relationship with the group	Management
Related party note	Other payables, interest free and payment on demand.
Chengdu Longquanyi District Hengshi Education Training School Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 163
Relationship with the group	Controlled by the same shareholder
Related party note	Other payables, interest free and payment on demand.
Beijing Long-Spring Education Technology Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 23,526
Relationship with the group	Entity controlled by Mr. Zhang*
Related party note	Loan receivables*, interest free and payment on demand.
Yunnan Shaowei Education Information Consulting Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 260
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan District Changshui Jincheng Education Consulting Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party	$ 160
Relationship with the group	Controlled by the same shareholder
Related party note	Loan receivables*, interest free and payment on demand.
Employee [Member]
Related Party Transaction [Line Items]
Related party	$ 225
Relationship with the group	Management
Related party note	Loan receivables*, interest free and payment on demand.
Related party [Member]
Related Party Transaction [Line Items]
Related party	$ 24,171	80,964
Mr. Zhang [Member]
Related Party Transaction [Line Items]
Related party		$ 72,908
Relationship with the group		Shareholders
Related party note		Other receivables, interest free and payment on demand.
Zhang Shaodong [Member]
Related Party Transaction [Line Items]
Related party		$ 351
Relationship with the group		Mr. Zhang’s immediate family member
Related party note		Other receivables, interest free and payment on demand.
Long-Spring Education Group [Member]
Related Party Transaction [Line Items]
Related party		$ 5,592
Relationship with the group		The Parent company
Related party note		Other receivables, interest free and payment on demand.
Kunming Chenggong Times Giant Tutorial School Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party		$ 13
Relationship with the group		Entity controlled by Mr. Zhang*
Related party note		Other receivables, interest free and payment on demand.
Sang Haiyong [Member]
Related Party Transaction [Line Items]
Related party		$ 1,600
Relationship with the group		Vice president of the Group
Related party note		Other receivable, interest free and payment on demand.
Liu Kai [Member]
Related Party Transaction [Line Items]
Related party		$ 500
Relationship with the group		Vice president of the Group
Related party note		Other receivables, interest free and payment on demand.
Long-Spring Education Group [Member]
Related Party Transaction [Line Items]
Related party		$ 51,625
Relationship with the group		The Parent company
Related party note		Loan payables *, interest free and payment on demand.
Employee One [Member]
Related Party Transaction [Line Items]
Related party		$ 683
Relationship with the group		Management
Related party note		Loan payables *, interest free and payment on demand.